Accounting policies (Details Narrative) - 12 months ended Dec. 31, 2025 £ / shares in Units, £ in Thousands, $ in Thousands	GBP (£) £ / shares	USD ($)
IfrsStatementLineItems [Line Items]
Loss from operations | £	£ 6,380
Negative cash flows from operating activities | £	5,590
Accumulated deficit | £	155,810
Cash and cash equivalents | £	£ 8,530
Equity Line of Credit | $		$ 35,000
Equity Line of Credit undraw | $		$ 26,080
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)	£ 0.00005
‘A’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)	1
‘B’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)	0.001
‘C’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)	0.00005
‘D’ deferred shares [Member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)	£ 0.000001